UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07237)

Exact name of registrant as specified in charter:	Putnam Investment Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	August 31, 2018

Date of reporting period:	May 31, 2018

Item 1. Schedule of Investments:

Putnam PanAgora Market Neutral Fund

The fund's portfolio
5/31/18 (Unaudited)

INVESTMENT COMPANIES (9.2%)(a)
	Shares	Value

State Street Institutional US Government Money Market Fund	1,004,124	$1,004,124

Total investment companies (cost $1,004,124)		$1,004,124

SHORT-TERM INVESTMENTS (92.4%)(a)
	Principal amount	Value

U.S. Treasury Bills with effective yields ranging from 1.251% to 1.742%, 9/13/18(SEGSF)	$10,100,000	$10,044,344

Total short-term investments (cost $10,061,518)		$10,044,344

TOTAL INVESTMENTS

Total investments (cost $11,065,642)		$11,048,468

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 5/31/18 (Unaudited)

Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termi- nation date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

Morgan Stanley & Co. International PLC
	$2,807	$2,833	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	1&1 Drillisch Ag — Monthly	$26
	83,446	82,217	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Abb Limited — Monthly	(1,238)
	72,056	70,892	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Abiomed Inc — Monthly	(1,173)
	3,170	3,277	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Aboitiz Power Corp — Monthly	105
	10,301	10,213	—	9/27/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Abu Dhabi Commercial Bank Pjsc — Monthly	(87)
	83,774	84,635	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Acs Actividades De Construccion Y Servicios Sa — Monthly	852
	25,852	26,568	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Advanced Micro Devices Inc — Monthly	713
	30,775	31,086	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aecom — Monthly	308
	1,949	1,952	—	9/25/19	(Federal Funds Effective Rate US plus 1.25%) — Monthly	Aes Gener Sa — Monthly	2
	41,897	41,743	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aetna Inc — Monthly	(159)
	19,119	19,072	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agile Group Holdings Ltd — Monthly	(49)
	148,564	148,732	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agilent Technologies Inc — Monthly	152
	18,206	18,204	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Agricultural Bank Of China Ltd — Monthly	(2)
	57,601	57,462	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Air Products & Chemicals Inc — Monthly	(146)
	57,301	58,520	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ajinomoto Co Inc — Monthly	1,209
	150,199	149,328	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Akamai Technologies Inc — Monthly	(879)
	78,143	79,935	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aker Bp Asa — Monthly	1,781
	13,642	13,299	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Akorn Inc — Monthly	(344)
	8,093	7,938	—	9/27/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Aldar Properties Pjsc — Monthly	(156)
	64,522	63,763	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Alfresa Holdings Corp — Monthly	(770)
	313	320	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Alliance Global Group Inc — Monthly	6
	100,330	98,400	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Allison Transmission Holdings Inc — Monthly	(1,940)
	114,893	115,431	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Altaba Inc — Monthly	526
	66,426	66,178	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Altran Technologies Sa — Monthly	(248)
	25,357	25,362	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Altria Group Inc — Monthly	320
	132,255	133,629	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amazon.Com Inc — Monthly	1,359
	14,838	14,994	—	5/14/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	American National Insurance Co — Monthly	258
	25,610	25,704	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	American National Insurance Co — Monthly	165
	122,779	124,906	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ameriprise Financial Inc — Monthly	2,113
	61,391	60,907	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ametek Inc — Monthly	(490)
	23,354	23,407	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Amtrust Financial Services Inc — Monthly	50
	9,124	8,906	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Amundi Sa — Monthly	(220)
	91,064	92,291	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Andeavor — Monthly	1,604
	52,354	53,100	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Antofagasta Plc — Monthly	741
	101,385	104,035	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Apartment Investment & Management Co — Monthly	2,639
	12,895	12,698	—	9/25/19	(Federal Funds Effective Rate US plus 25.00%) — Monthly	Apergy Corp — Monthly	(216)
	52,627	53,333	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aptiv Plc — Monthly	700
	18,183	17,940	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aqua America Inc — Monthly	(245)
	69,082	67,921	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Arista Networks Inc — Monthly	(1,169)
	98,956	98,923	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Aristocrat Leisure Ltd — Monthly	(44)
	16,934	16,491	—	9/25/19	(Federal Funds Effective Rate US plus 35.00%) — Monthly	Ase Industrial Holding Co Ltd — Monthly	(443)
	51,390	52,224	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ashtead Group Plc — Monthly	828
	16,437	16,550	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Asia Cement Corp — Monthly	111
	8,799	8,825	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Assa Abloy Ab — Monthly	26
	56,478	56,694	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Astellas Pharma Inc — Monthly	(132)
	4,979	4,977	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	At&T Inc — Monthly	(2)
	65,852	65,304	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Athenahealth Inc — Monthly	(552)
	111,607	111,184	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Athene Holding Ltd — Monthly	(435)
	43,078	42,215	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Atlas Copco Ab — Monthly	(874)
	70,125	70,105	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Atlassian Corp Plc — Monthly	(19)
	52,458	50,897	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Auto Trader Group Plc — Monthly	(1,567)
	91,661	94,701	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Autoliv Inc — Monthly	3,030
	174,060	174,097	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Automatic Data Processing Inc — Monthly	23
	131,769	130,342	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avery Dennison Corp — Monthly	(1,441)
	68,958	69,011	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Avista Corp — Monthly	45
	86,679	85,579	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Avnet Inc — Monthly	(1,110)
	2,000	1,930	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Ayala Land Inc — Monthly	(70)
	14,117	14,501	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Baic Motor Corp Ltd — Monthly	383
	25,657	25,711	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Baidu Inc — Monthly	51
	80,736	80,472	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Baloise Holding Ag — Monthly	(272)
	9,332	8,880	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Banco Btg Pactual Sa — Monthly	(455)
	19,997	20,036	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Bancolombia Sa Adr — Monthly	37
	1,432	1,444	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Bank Handlowy W Warszawie Sa — Monthly	12
	9,033	8,641	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Bank Millennium — Monthly	(394)
	7,082	7,651	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Bank Negara Indonesia Persero Tbk Pt — Monthly	569
	22,163	22,408	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of East Asia Ltd/The — Monthly	244
	28,373	27,828	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bank Of Ireland Group Plc — Monthly	(549)
	2,090	2,030	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Barclays Africa Group Ltd — Monthly	(62)
	84,263	84,143	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Barry Callebaut Ag — Monthly	(129)
	10,368	10,457	—	9/26/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Barwa Real Estate Co — Monthly	87
	4,304	4,247	—	9/25/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Bashneft Pjsc — Monthly	(58)
	34,473	34,493	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Bb&T Corp — Monthly	16
	87,603	87,365	—	9/25/19	(Federal Funds Effective Rate US plus 0.50%) — Monthly	Bce Inc — Monthly	(247)
	5,751	5,915	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beijing Capital International Airport Co Ltd — Monthly	164
	13,320	13,816	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Beijing Enterprises Holdings — Monthly	495
	108,167	107,832	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Berry Global Group Inc — Monthly	(347)
	35,831	36,746	—	9/27/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Bezeq The Israeli Telecommunication Corp Ltd — Monthly	911
	52,908	54,101	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bhp Billiton Ltd — Monthly	1,187
	3,965	3,653	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Bidvest Group Ltd/The — Monthly	(312)
	53,107	53,410	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bilfinger Se — Monthly	298
	131,472	133,584	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Black Knight Inc — Monthly	2,098
	91,181	91,080	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Blackhawk Network Holdings Inc — Monthly	(111)
	73,921	75,326	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Blackrock Inc — Monthly	1,398
	73,668	73,601	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Boeing Co/The — Monthly	(75)
	11,746	11,934	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Boliden Ab — Monthly	187
	47,749	48,505	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Booking Holdings Inc — Monthly	751
	50,667	51,899	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Booz Allen Hamilton Holding Corp — Monthly	1,226
	45,794	47,002	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Bpost Sa — Monthly	1,201
	60,605	62,345	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Brixmor Property Group Inc — Monthly	1,734
	40,191	40,638	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Broadridge Financial Solutions Inc — Monthly	443
	86,067	87,386	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Brunswick Corp/De — Monthly	1,310
	93,180	94,593	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Cabot Corp — Monthly	1,402
	93,946	97,798	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cabot Oil & Gas Corp — Monthly	3,842
	112,587	113,766	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cadence Design Systems Inc — Monthly	1,167
	7,166	7,223	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Canopy Growth Corp — Monthly	56
	12,002	11,685	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Capita Plc — Monthly	(318)
	9,567	9,713	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Car Inc — Monthly	143
	85,764	85,281	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Carlsberg A/S — Monthly	(492)
	3,822	3,765	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Casa Systems Inc — Monthly	(57)
	16,572	16,753	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Catcher Technology Co Ltd — Monthly	179
	86,038	84,781	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cavium Inc — Monthly	(1,267)
	68,487	67,899	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cbre Group Inc — Monthly	(595)
	11,303	11,500	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Celltrion Pharm Inc — Monthly	195
	91,541	91,736	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Centene Corp — Monthly	186
	83,013	84,572	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Centrica Plc — Monthly	1,549
	34,132	34,429	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Charles Schwab Corp/The — Monthly	293
	5,763	5,749	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Charoen Pokphand Indonesia Tbk Pt — Monthly	(15)
	25,038	24,538	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Charter Communications Inc — Monthly	(503)
	$22,474	$21,896	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Cheil Worldwide Inc — Monthly	(580)
	35,567	36,420	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Chevron Corp — Monthly	849
	2,164	2,172	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Cinda Asset Management Co Ltd — Monthly	8
	20,271	20,602	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Communications Services Corp Ltd — Monthly	329
	18,931	18,778	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	China Development Financial Holding Company — Monthly	(155)
	18,860	18,908	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Everbright Ltd — Monthly	46
	5,832	5,904	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China International Capital Corp Ltd — Monthly	72
	7,724	7,349	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	China Life Insurance Co Ltd/Taiwan — Monthly	(376)
	4,318	4,513	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Longyuan Power Group Corp Ltd — Monthly	194
	18,579	18,317	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China National Building Material Co Ltd — Monthly	(263)
	20,845	20,982	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Railway Group Ltd — Monthly	137
	28,357	29,144	—	9/25/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	China Resources Beer Holdings Co Ltd — Monthly	786
	30,627	32,234	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Resources Pharmaceutical Group Ltd — Monthly	1,605
	14,857	14,765	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	China Southern Airlines Co Ltd — Monthly	(94)
	63,730	64,614	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Christian Dior Se — Monthly	877
	25,214	23,367	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Cia Siderurgica Nacional Sa — Monthly	(1,854)
	79,981	80,308	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cie Plastic Omnium Sa — Monthly	318
	10,352	9,988	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Cimb Group Holdings Bhd — Monthly	(364)
	17,589	17,838	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citic Ltd — Monthly	247
	20,276	20,721	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citic Securities Co Ltd — Monthly	443
	68,100	70,589	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Citizens Financial Group Inc — Monthly	2,481
	126,128	125,688	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Citrix Systems Inc — Monthly	(454)
	9,544	9,677	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Clariant Ag — Monthly	133
	90,698	91,291	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cms Energy Corp — Monthly	584
	22,483	22,850	—	9/25/19	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Cnx Resources Corp — Monthly	365
	9,960	9,955	—	9/25/19	(Federal Funds Effective Rate US plus 1.25%) — Monthly	Colbun Sa — Monthly	(7)
	109,137	109,754	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Comerica Inc — Monthly	605
	7,176	7,270	—	9/26/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Commercial Bank Pqsc/The — Monthly	93
	86,025	85,878	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Commscope Holding Co Inc — Monthly	(156)
	95,282	94,552	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Computershare Ltd — Monthly	(739)
	130,797	129,747	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Conagra Brands Inc — Monthly	(1,064)
	87,614	88,627	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Conduent Inc — Monthly	1,004
	22,108	22,559	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Consol Energy Inc — Monthly	448
	101,865	104,720	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Constellation Software Inc/Canada — Monthly	2,844
	68,054	67,810	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Copa Holdings Sa — Monthly	280
	4,122	3,936	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cosco Shipping Holdings Co Ltd — Monthly	(187)
	79,745	80,437	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Costar Group Inc — Monthly	683
	13,205	13,189	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Countryside Properties Plc — Monthly	(16)
	140,870	141,279	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Covestro Ag — Monthly	401
	51,055	50,448	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Crane Co — Monthly	(406)
	6,309	6,260	—	9/25/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Cspc Pharmaceutical Group Ltd — Monthly	(11)
	98,116	96,683	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Cummins, Inc. — Monthly	(1,444)
	35,446	34,674	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Cvs Health Corp — Monthly	(775)
	57,876	57,736	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dai Nippon Printing Co Ltd — Monthly	(182)
	60,791	59,898	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Daimler Ag — Monthly	(900)
	12,138	11,998	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dairy Farm International Holdings Ltd — Monthly	(143)
	34,891	34,450	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Danaher Corp — Monthly	(389)
	49,892	52,870	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dassault Systemes Se — Monthly	2,973
	33,126	33,086	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Dct Industrial Trust Inc — Monthly	(40)
	32,901	32,909	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Dell Technologies Inc Class V — Monthly	8
	10,634	10,621	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Delphi Technologies Plc — Monthly	(14)
	32,794	33,339	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Devon Energy Corp — Monthly	542
	9,046	8,699	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Dgb Financial Group Inc — Monthly	(346)
	58,061	58,349	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Direct Line Insurance Group Plc — Monthly	282
	5,279	4,982	—	9/25/19	(Federal Funds Effective Rate US plus 25.00%) — Monthly	Discovery Inc — Monthly	(301)
	98,042	95,742	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dish Network Corp — Monthly	(2,311)
	6,560	6,466	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Distribuidora Internacional De Alimentacion Sa — Monthly	(94)
	6,875	6,584	—	9/26/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Doha Bank Qpsc — Monthly	(293)
	4,650	4,564	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dongfeng Motor Group Co Ltd — Monthly	(86)
	45,788	45,399	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Dover Corp — Monthly	(117)
	89,629	89,840	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dsv A/S — Monthly	202
	64,630	64,701	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dufry Ag — Monthly	65
	99,253	99,714	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Duke Realty Corp — Monthly	450
	98,929	100,459	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dun & Bradstreet Corp/The — Monthly	1,519
	94,849	97,084	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Dxc Technology Co — Monthly	2,224
	16,863	15,771	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	E-Mart Inc — Monthly	(1,093)
	128,840	129,511	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	East West Bancorp Inc — Monthly	657
	57,308	57,598	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ebay Inc — Monthly	284
	115,444	111,442	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Edgewell Personal Care Co — Monthly	(4,014)
	21,923	20,591	—	9/26/19	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Edp - Energias Do Brasil Sa — Monthly	(1,337)
	25,747	27,070	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Electricity Generating Pcl Nvdr — Monthly	1,323
	84,005	83,616	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Electrolux Ab — Monthly	(399)
	7,348	7,059	—	9/25/19	(Federal Funds Effective Rate US plus 0.50%) — Monthly	Element Fleet Management Corp — Monthly	(291)
	66,060	65,814	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Elior Group Sa — Monthly	(246)
	15,663	15,928	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Embraer Sa Adr — Monthly	263
	32,979	33,011	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Emerson Electric Co — Monthly	29
	90,658	91,777	—	9/25/19	(Federal Funds Effective Rate US plus 0.50%) — Monthly	Empire Co Ltd — Monthly	1,107
	73,326	73,510	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Endesa Sa — Monthly	176
	93,040	92,811	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Energizer Holdings Inc — Monthly	(239)
	92,200	93,694	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Entergy Corp — Monthly	1,484
	104,190	103,711	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Estee Lauder Cos Inc/The — Monthly	(227)
	16,209	15,899	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Eurofins Scientific Se — Monthly	(312)
	89,775	94,366	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Exor Nv — Monthly	4,580
	41,241	41,089	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Express Scripts Holding Co — Monthly	(156)
	99,588	106,955	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Extended Stay America Inc — Monthly	7,356
	33,642	34,852	—	9/25/19	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Exxon Mobil Corp — Monthly	1,206
	57,951	59,835	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Facebook Inc — Monthly	1,878
	42,704	42,815	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Factset Research Systems Inc — Monthly	242
	1,977	1,977	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Far East Horizon Ltd — Monthly	—
	44,414	45,019	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Faurecia Sa — Monthly	600
	76,200	77,397	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Federal Realty Investment Trust — Monthly	1,189
	97,857	98,629	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ferguson Plc — Monthly	761
	30,320	30,611	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fifth Third Bancorp — Monthly	287
	9,029	9,019	—	5/14/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Financial Engines Inc — Monthly	(11)
	35,760	35,720	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Financial Engines Inc — Monthly	(44)
	33,932	34,532	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fireeye Inc — Monthly	596
	74,522	76,831	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	First Hawaiian Inc — Monthly	2,301
	21,663	21,162	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	First Solar Inc — Monthly	(503)
	44,857	45,331	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Firstenergy Corp — Monthly	469
	65,452	64,015	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fnf Group — Monthly	(1,445)
	9,015	9,165	—	5/14/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Fomento Economico Mexicano Sab De Cv Adr — Monthly	150
	16,472	16,747	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Fomento Economico Mexicano Sab De Cv Adr — Monthly	274
	67,327	66,599	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Foot Locker Inc — Monthly	(736)
	26,292	25,436	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Ford Otomotiv Sanayi As — Monthly	(861)
	12,653	12,420	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Formosa Taffeta Co Ltd — Monthly	(234)
	128,610	131,292	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fortinet Inc — Monthly	2,668
	84,901	83,375	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Fortive Corp — Monthly	(1,535)
	45,338	46,019	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Freeport-Mcmoran Inc — Monthly	676
	41,109	40,680	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Fresenius Se & Co Kgaa — Monthly	(434)
	79,357	77,758	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	G4S Plc — Monthly	(1,609)
	77,207	77,680	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Gallagher (Arthur J.) & Co. — Monthly	881
	34,436	34,711	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Gardner Denver Holdings Inc — Monthly	271
	31,976	32,389	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gartner Inc — Monthly	409
	6,932	6,853	—	9/25/19	(Federal Funds Effective Rate US plus 1.00%) — Monthly	Gentera Sab De Cv — Monthly	(80)
	87,759	87,355	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Genting Singapore Ltd — Monthly	(426)
	7,763	7,882	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Genus Plc — Monthly	118
	496	487	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Gerdau Sa Adr — Monthly	(9)
	43,973	43,501	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Ggp Inc — Monthly	(477)
	18,381	18,840	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Glanbia Plc — Monthly	457
	54,921	56,041	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Glaxosmithkline Plc — Monthly	1,114
	7,671	7,394	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Glow Energy Pcl Nvdr — Monthly	(277)
	417	416	—	5/25/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Glow Energy Pcl Nvdr — Monthly	—
	44,236	44,333	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Gramercy Property Trust — Monthly	92
	12,775	12,595	—	9/25/19	(Federal Funds Effective Rate US plus 1.00%) — Monthly	Gruma Sab De Cv — Monthly	(182)
	902	932	—	9/25/19	(Federal Funds Effective Rate US plus 1.00%) — Monthly	Grupo Carso Sab De Cv — Monthly	30
	18,947	18,576	—	9/25/19	(Federal Funds Effective Rate US plus 1.00%) — Monthly	Grupo Financiero Banorte Sab De Cv — Monthly	(374)
	4,808	4,597	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Gs Holdings Corp — Monthly	(211)
	7,111	6,782	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Guangzhou Automobile Group Co Ltd — Monthly	(330)
	14,639	14,795	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Gudang Garam Tbk Pt — Monthly	117
	81,973	85,247	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Gulfport Energy Corp — Monthly	3,267
	66,413	65,249	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	H&R Block Inc — Monthly	(1,172)
	36,679	36,680	—	9/25/19	(Federal Funds Effective Rate US plus 0.50%) — Monthly	H&R Real Estate Investment Trust — Monthly	(3)
	17,303	17,976	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Haier Electronics Group Co Ltd — Monthly	671
	128,679	128,628	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Halliburton Co — Monthly	(66)
	46,405	46,748	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hang Seng Bank Ltd — Monthly	339
	79,695	78,912	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hannover Rueck Se — Monthly	(815)
	167,142	169,315	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Hd Supply Holdings Inc — Monthly	2,166
	6,342	6,388	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Heico Corp — Monthly	46
	33,828	33,345	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Heico Corp — Monthly	(487)
	45,019	45,122	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Heidelbergcement Ag — Monthly	98
	13,058	12,948	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Henkel Ag & Co Kgaa — Monthly	(110)
	46,044	48,433	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hexagon Ab — Monthly	2,384
	42,952	45,137	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hochtief Ag — Monthly	2,180
	67,155	67,718	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Home Depot Inc/The — Monthly	929
	98,553	98,360	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Honeywell International Inc — Monthly	(204)
	8,622	8,538	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Hong Leong Financial Group Bhd — Monthly	(86)
	14,954	15,021	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Howard Hughes Corp/The — Monthly	66
	23,963	24,784	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hp Inc — Monthly	819
	87,039	89,465	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Hugo Boss Ag — Monthly	2,417
	124,253	123,667	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Humana Inc — Monthly	(600)
	54,976	54,381	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Huntsman Corp — Monthly	(601)
	81,609	84,520	—	9/25/19	(Federal Funds Effective Rate US plus 0.50%) — Monthly	Husky Energy Inc — Monthly	2,901
	40,141	40,015	—	9/25/19	(Federal Funds Effective Rate US plus 0.50%) — Monthly	Hydro One Ltd — Monthly	(131)
	21,095	20,174	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Hyprop Investments Ltd — Monthly	(925)
	26,848	26,204	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Hyundai Development Co — Monthly	(647)
	88,027	91,963	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Icon Plc — Monthly	3,926
	82,526	83,493	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Idacorp Inc — Monthly	958
	16,308	16,286	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ig Group Holdings Plc — Monthly	(23)
	56,864	56,545	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ihi Corp — Monthly	(328)
	44,511	44,957	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Ilg Inc — Monthly	676
	88,137	88,659	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Immunomedics Inc — Monthly	513
	52,887	53,504	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Imperial Brands Plc — Monthly	611
	16,942	16,331	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Imperial Holdings Ltd — Monthly	(615)
	23,494	23,639	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Inchcape Plc — Monthly	141
	142,100	144,664	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Incyte Corp — Monthly	2,548
	14,171	14,087	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Industrial & Commercial Bank Of China Ltd — Monthly	(84)
	17,039	16,441	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Industrial Bank Of Korea — Monthly	(600)
	46,527	46,747	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Infineon Technologies Ag — Monthly	214
	11,474	11,865	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Informa Plc — Monthly	390
	44,420	43,770	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ingersoll-Rand Plc — Monthly	(655)
	1,807	1,792	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Inspiremd Inc — Monthly	(16)
	64,694	65,366	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Insurance Australia Group Ltd — Monthly	664
	9,542	9,757	—	9/25/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Inter Rao Ues Pjsc — Monthly	526
	52,108	51,472	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	International Consolidated Airlines Group Sa — Monthly	(641)
	34,552	34,935	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Intuitive Surgical Inc — Monthly	379
	33,771	31,811	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Investec Plc — Monthly	(1,967)
	30,250	30,174	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Iqvia Holdings Inc — Monthly	(80)
	26,650	30,662	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Itt Inc — Monthly	4,013
	66,731	67,236	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Japan Retail Fund Investment Corp — Monthly	464
	20,997	19,185	—	9/26/19	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Jbs Sa — Monthly	(1,817)
	21,447	20,731	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jfe Holdings Inc — Monthly	(719)
	112,753	112,994	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jones Lang Lasalle Inc — Monthly	229
	81,248	82,077	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jpmorgan Chase & Co — Monthly	820
	51,436	50,314	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jtekt Corp — Monthly	(1,131)
	66,784	67,061	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Just Eat Plc — Monthly	277
	51,484	53,059	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Jxtg Holdings Inc — Monthly	1,567
	30,242	30,797	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kaneka Corp — Monthly	550
	90,132	90,369	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Kapstone Paper And Packaging Corp — Monthly	226
	89,046	84,515	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Keppel Corp Ltd — Monthly	(4,560)
	79,309	82,676	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kerry Properties Ltd — Monthly	3,359
	48,372	48,906	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kesko Oyj — Monthly	528
	64,581	64,755	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Keycorp — Monthly	172
	16,432	16,154	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Kia Motors Corp — Monthly	(278)
	106,971	111,239	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Kinder Morgan Inc/De — Monthly	4,256
	15,914	14,598	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingboard Laminates Holdings Ltd — Monthly	(580)
	11,905	12,202	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingspan Group Plc — Monthly	296
	5,608	5,630	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kingston Financial Group Ltd — Monthly	21
	53,416	53,218	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kla-Tencor Corp — Monthly	(203)
	79,748	81,010	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Klepierre Sa — Monthly	1,227
	65,051	63,389	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kobe Steel Ltd — Monthly	(1,674)
	7,030	7,047	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Kongsberg Gruppen Asa — Monthly	16
	77,499	78,134	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Ahold Delhaize Nv — Monthly	627
	46,445	46,828	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Dsm Nv — Monthly	377
	84,818	84,081	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Koninklijke Philips Nv — Monthly	(746)
	21,028	20,866	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Korea Gas Corp — Monthly	(164)
	11,744	11,787	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Kumho Petrochemical Co Ltd — Monthly	42
	6,533	6,396	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Land & Houses Pcl — Monthly	(141)
	54,725	53,316	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Land Securities Group Plc — Monthly	(1,415)
	60,799	61,586	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Las Vegas Sands Corp — Monthly	780
	55,788	53,600	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Lazard Ltd — Monthly	(2,188)
	60,065	59,663	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Legal & General Group Plc — Monthly	(402)
	60,976	60,042	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Legg Mason Inc — Monthly	(941)
	12,042	11,933	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lendingclub Corp — Monthly	(110)
	12,418	12,459	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Lg Household & Health Care Ltd — Monthly	40
	13,035	13,370	—	5/14/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Liberty Expedia Holdings Inc — Monthly	334
	24,757	25,395	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Liberty Expedia Holdings Inc — Monthly	635
	12,224	12,318	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Liberty Global Plc — Monthly	92
	67,872	67,968	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Liberty Global Plc — Monthly	88
	131,534	134,796	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Liberty Property Trust — Monthly	3,248
	17,415	17,633	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lincoln National Corp — Monthly	216
	2,660	2,643	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Live Nation Entertainment Inc — Monthly	(18)
	66,307	64,231	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lixil Group Corp — Monthly	(2,087)
	53,092	52,341	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lloyds Banking Group Plc — Monthly	(756)
	102,138	101,282	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lockheed Martin Corp — Monthly	(224)
	88,429	89,470	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lpl Financial Holdings Inc — Monthly	1,031
	21,882	21,655	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Ls Corp — Monthly	(230)
	24,201	24,056	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Lululemon Athletica Inc — Monthly	(147)
	22,841	22,045	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	M Dias Branco Sa — Monthly	(801)
	24,049	24,359	—	9/25/19	(Federal Funds Effective Rate US plus 0.50%) — Monthly	Magna International Inc — Monthly	306
	51,265	51,897	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Magna International Inc — Monthly	626
	12,821	13,304	—	9/25/19	(Federal Funds Effective Rate US plus 1.20%) — Monthly	Magnitogorsk Iron & Steel Works Pjsc — Monthly	481
	62,279	62,157	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Man Group Plc — Monthly	(128)
	10,771	10,409	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Manila Electric Co — Monthly	(363)
	34,435	34,244	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mapfre Sa — Monthly	(195)
	123,522	128,001	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marathon Oil Corp — Monthly	4,466
	105,162	107,086	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marathon Petroleum Corp — Monthly	1,910
	48,400	47,517	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Marvell Technology Group Inc — Monthly	(551)
	62,924	63,120	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mastercard Inc — Monthly	189
	34,557	34,428	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Maxim Integrated Products Inc — Monthly	114
	43,136	43,364	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mb Financial Inc — Monthly	224
	—	—	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Mcdermott International Inc — Monthly	(1)
	4,943	4,968	—	9/25/19	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Mckesson Corp — Monthly	37
	171,459	170,044	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mckesson Corp — Monthly	(1,415)
	86,764	88,245	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Medibank Pvt Ltd — Monthly	1,473
	85,886	84,620	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mediclinic International Plc — Monthly	(1,268)
	18,019	17,706	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Medipal Holdings Corp — Monthly	(315)
	75,058	75,875	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Medtronic Plc — Monthly	809
	23,383	23,771	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Medy-Tox Inc — Monthly	385
	2,035	2,013	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Merida Industry Co Ltd — Monthly	(22)
	36,839	30,991	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Michael Kors Holdings Ltd — Monthly	(5,852)
	77,823	76,286	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Michaels Cos Inc/The — Monthly	(1,546)
	16,946	16,692	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Micro-Star International Co Ltd — Monthly	(256)
	123,885	124,934	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Microsoft Corp — Monthly	1,036
	24,770	25,261	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mid-America Apartment Communities Inc — Monthly	489
	53,969	53,098	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsubishi Motors Corp — Monthly	(880)
	19,200	19,412	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mitsui & Co Ltd — Monthly	208
	62,523	59,643	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mixi Inc — Monthly	(2,889)
	29,691	29,986	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Modern Times Group Mtg Ab — Monthly	291
	184,765	185,012	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Molson Coors Brewing Co — Monthly	227
	73,531	73,682	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Monolithic Power Systems Inc — Monthly	143
	46,887	46,905	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Monsanto Co — Monthly	13
	35,187	35,137	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Moody'S Corp — Monthly	(53)
	42,341	42,964	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Morningstar Inc — Monthly	618
	128,874	126,125	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Motorola Solutions Inc — Monthly	(2,763)
	53,598	52,775	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ms&Ad Insurance Group Holdings Inc — Monthly	(831)
	49,729	50,884	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Msci Inc — Monthly	1,149
	11,363	11,513	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Mtu Aero Engines Ag — Monthly	149
	9,761	9,822	—	5/14/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	National Instruments Corp — Monthly	60
	74,745	75,207	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	National Instruments Corp — Monthly	455
	11,679	11,172	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Nedbank Group Ltd — Monthly	(508)
	90,463	92,300	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Netapp Inc — Monthly	1,828
	93,272	95,799	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	New Relic Inc — Monthly	2,517
	9,702	9,998	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nexity Sa — Monthly	295
	47,909	48,348	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Nisource Inc — Monthly	434
	53,264	50,853	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nok Corp — Monthly	(2,779)
	51,345	49,971	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nomura Holdings Inc — Monthly	(1,382)
	54,671	54,054	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nomura Real Estate Holdings Inc — Monthly	(624)
	55,226	55,996	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nomura Research Institute — Monthly	761
	87,146	87,185	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Northrop Grumman Innovation Systems Inc — Monthly	29
	20,860	20,674	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Norwegian Cruise Line Holdings Ltd — Monthly	(188)
	6,157	6,101	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Novartis Ag — Monthly	(58)
	19,526	19,469	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Novatek Microelectronics Corp — Monthly	(59)
	54,965	55,670	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ntt Docomo Inc — Monthly	696
	12,372	12,512	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nws Holdings Ltd — Monthly	138
	21,396	20,976	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Nxp Semiconductors Nv — Monthly	(422)
	12,693	12,232	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Olam International Ltd — Monthly	(464)
	5,985	5,906	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	On Semiconductor Corp — Monthly	(81)
	212	236	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Optotech Corp — Monthly	24
	90,937	91,065	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Orbotech Ltd — Monthly	118
	44,157	43,077	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Orix Corp — Monthly	(1,086)
	6,332	6,423	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Orpea — Monthly	90
	11,444	11,741	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Otp Bank Nyrt — Monthly	296
	3,269	3,278	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Paddy Power Betfair Plc — Monthly	8
	8,637	8,721	—	4/13/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Pakistan Petroleum Ltd — Monthly	79
	87,519	89,080	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pccw Ltd — Monthly	1,551
	67,220	67,602	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pegasystems Inc — Monthly	375
	20,153	20,266	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	People's Insurance Co Group Of China Ltd/The — Monthly	111
	5,966	6,021	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Perkinelmer Inc — Monthly	59
	50,459	50,902	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Persimmon Plc — Monthly	436
	8,765	8,591	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Persol Holdings Co Ltd — Monthly	(176)
	23,043	23,312	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Perusahaan Gas Negara Persero Tbk — Monthly	263
	13,407	13,252	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Petroleo Brasileiro Sa — Monthly	(154)
	17,275	16,974	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Pick N Pay Stores Ltd — Monthly	(303)
	79,494	80,393	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pinnacle Financial Partners Inc — Monthly	891
	100,045	98,845	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Plains Gp Holdings Lp — Monthly	(1,200)
	125,148	127,061	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Pnc Financial Services Group Inc/The — Monthly	1,900
	7,509	7,244	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Posco — Monthly	(266)
	33,267	32,590	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Posco Daewoo Corp — Monthly	(681)
	86,991	86,931	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Power Assets Holdings Ltd — Monthly	(70)
	11,177	10,965	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Powertech Technology Inc — Monthly	(213)
	17,186	16,584	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Powszechna Kasa Oszczednosci Bank Polski Sa — Monthly	(606)
	3,014	3,005	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Ppb Group Bhd — Monthly	(11)
	19,255	19,145	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	President Chain Store Corp — Monthly	(112)
	119,424	119,498	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Prologis Inc — Monthly	61
	88,879	90,207	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Ptc Inc — Monthly	1,319
	10,872	10,831	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Ptt Exploration & Production Pcl Nvdr — Monthly	(40)
	21,921	22,308	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Publicis Groupe Sa — Monthly	384
	82,876	82,390	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Qantas Airways Ltd — Monthly	(495)
	43,333	41,769	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Raiffeisen Bank International Ag — Monthly	(1,571)
	87,919	87,477	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ralph Lauren Corp — Monthly	(452)
	21,274	21,243	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Raymond James Financial Inc — Monthly	(31)
	66,524	66,949	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Reinsurance Group Of America Inc — Monthly	418
	10,433	10,511	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rentokil Initial Plc — Monthly	76
	84,392	85,943	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Retail Properties Of America Inc — Monthly	1,545
	9,542	9,531	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Rhb Bank Bhd — Monthly	(13)
	45,351	46,352	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rheinmetall Ag — Monthly	996
	89,745	90,824	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Ringcentral Inc — Monthly	1,069
	26,971	27,018	—	9/25/19	(Federal Funds Effective Rate US plus 0.50%) — Monthly	Riocan Real Estate Invst Tr — Monthly	181
	15,887	15,896	—	1/27/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Robinson Pcl Nvdr — Monthly	4
	1,985	1,980	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Robinsons Land Corp — Monthly	(4)
	108,498	107,877	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rockwell Automation Inc — Monthly	(633)
	40,343	40,290	—	1/27/20	(Federal Funds Effective Rate US) — Monthly	Rockwell Collins Inc — Monthly	(57)
	47,632	47,623	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Rolls-Royce Holdings Plc — Monthly	(15)
	53,991	55,137	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ross Stores Inc — Monthly	1,141
	95,202	94,482	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Royal Caribbean Cruises Ltd — Monthly	(730)
	79,909	81,853	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Royal Dutch Shell Plc — Monthly	1,935
	5,403	5,520	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Royal Dutch Shell Plc — Monthly	117
	42,262	42,603	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Rsp Permian Inc — Monthly	336
	19,413	19,787	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Salesforce.Com Inc — Monthly	373
	19,058	18,814	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Samsung Electronics Co Ltd — Monthly	(246)
	1,909	1,881	—	9/26/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	San Miguel Corp — Monthly	(28)
	6,364	6,341	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Santam Ltd — Monthly	(23)
	28,619	29,149	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Scana Corp — Monthly	527
	81,634	83,117	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Schaeffler Ag — Monthly	1,476
	31,896	32,501	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Schibsted Asa — Monthly	602
	33,134	33,131	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Sempra Energy — Monthly	(4)
	78,808	80,123	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Senior Housing Properties Trust — Monthly	1,307
	56,399	56,185	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Seven & I Holdings Co Ltd — Monthly	(224)
	18,016	17,903	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Severstal Pjsc — Monthly	(115)
	16,676	17,089	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shanghai Industrial Holdings Ltd — Monthly	411
	14,148	14,789	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Shimao Property Holdings Ltd — Monthly	638
	32,859	31,991	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Showa Shell Sekiyu Kk — Monthly	(873)
	2,868	2,960	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sibanye Gold Ltd Adr — Monthly	91
	19,693	19,410	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sihuan Pharmaceutical Holdings Group Ltd — Monthly	(285)
	36,915	35,744	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Singapore Airlines Ltd — Monthly	(1,616)
	47,752	48,476	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sino Land Co Ltd — Monthly	719
	22,188	23,621	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sinopec Shanghai Petrochemical Co Ltd — Monthly	1,430
	75,603	73,725	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Skechers U.S.A. Inc — Monthly	(1,886)
	10,451	10,332	—	9/25/19	(Federal Funds Effective Rate US plus 1.25%) — Monthly	Sociedad Matriz Del Banco De Chile Sa — Monthly	(122)
	22,547	22,446	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sonoco Products Co — Monthly	68
	100,783	102,148	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Southern Co/The — Monthly	1,354
	93,870	99,552	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Southwestern Energy Co — Monthly	5,673
	17,865	17,720	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Spar Group Ltd/The — Monthly	(148)
	64,664	65,288	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Spark New Zealand Ltd — Monthly	616
	3,221	3,228	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Sparton Corp — Monthly	6
	2,226	2,231	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sprint Corp — Monthly	4
	81,206	81,706	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ssab Ab — Monthly	492
	15,050	14,857	—	9/27/19	(Federal Funds Effective Rate US plus 0.60%) — Monthly	Standard Bank Group Ltd — Monthly	(196)
	106,490	107,643	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	State Street Corp — Monthly	1,142
	89,529	88,420	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Stockland — Monthly	(1,119)
	47,329	47,382	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Store Capital Corp — Monthly	48
	53,624	52,113	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Subaru Corp — Monthly	(1,521)
	102	98	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumco Corp — Monthly	(5)
	66,499	66,731	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Chemical Co Ltd — Monthly	221
	50,640	49,618	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sumitomo Heavy Industries Ltd — Monthly	(1,030)
	78,537	79,053	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Sun Hung Kai Properties Ltd — Monthly	508
	85,346	87,155	—	9/25/19	(Federal Funds Effective Rate US plus 0.50%) — Monthly	Suncor Energy Inc — Monthly	1,799
	9,234	9,250	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Suruga Bank Ltd — Monthly	14
	31,313	31,837	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Svb Financial Group — Monthly	521
	84,288	83,344	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Svenska Cellulosa Ab Sca — Monthly	(953)
	115,757	116,928	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Swedish Match Ab — Monthly	1,158
	36,438	36,952	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Swiss Prime Site Ag — Monthly	510
	22,253	22,434	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Synnex Technology International Corp — Monthly	178
	129,124	129,551	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Synopsys Inc — Monthly	413
	45,741	46,403	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tag Immobilien Ag — Monthly	657
	11,008	11,017	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Taiwan Mobile Co Ltd — Monthly	7
	84,064	83,340	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Talanx Ag — Monthly	(733)
	33,901	32,880	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Tanger Factory Outlet Centers Inc — Monthly	(1,021)
	5,694	5,632	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tatneft Pjsc — Monthly	(62)
	55,112	52,227	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Taylor Wimpey Plc — Monthly	(39)
	27,127	27,600	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Teledyne Technologies Inc — Monthly	470
	144,508	147,472	—	9/25/19	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Teleflex Inc — Monthly	2,949
	706	710	—	9/27/19	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Telekomunikasi Indonesia Persero Tbk Pt — Monthly	—
	46,300	45,393	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telenet Group Holding Nv — Monthly	(911)
	74,102	76,872	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Telenor Asa — Monthly	2,762
	5,012	4,928	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Teradyne Inc — Monthly	(72)
	31,902	31,862	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Terex Corp — Monthly	(40)
	39,697	40,293	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Thales Sa — Monthly	1,067
	7,445	7,572	—	5/14/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Tim Participacoes Sa-Adr — Monthly	126
	8,378	8,520	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Tim Participacoes Sa-Adr — Monthly	142
	9,990	10,075	—	1/27/20	(Federal Funds Effective Rate US) — Monthly	Time Warner Inc — Monthly	85
	12,676	12,059	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyo Century Corp — Monthly	(619)
	31,703	31,443	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyo Gas Co., Ltd — Monthly	(265)
	17,833	17,687	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tokyo Gas Co., Ltd — Monthly	(149)
	55,425	54,982	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toppan Printing Co Ltd — Monthly	(452)
	1,674	1,632	—	5/25/20	(Federal Funds Effective Rate US plus 0.75%) — Monthly	Total Access Communication Pcl Nvdr — Monthly	(43)
	53,023	53,645	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyo Suisan Kaisha Ltd — Monthly	565
	56,560	57,919	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Toyoda Gosei Co Ltd — Monthly	1,350
	5,718	5,735	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Transcend Co Ltd — Monthly	18
	87,623	87,537	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Transdigm Group Inc — Monthly	(86)
	5,115	5,167	—	9/26/19	(Federal Funds Effective Rate US plus 0.65%) — Monthly	Transmissora Alianca De Energia Eletrica Sa — Monthly	50
	43,862	45,704	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Transocean Ltd — Monthly	1,838
	23,249	23,407	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Travelsky Technology Ltd — Monthly	155
	39,468	38,545	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Trelleborg Ab — Monthly	(927)
	33,331	33,045	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tribune Media Co — Monthly	(289)
	107,276	109,253	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Tui Ag — Monthly	1,965
	14,198	13,577	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Turkiye Sise Ve Cam Fabrikalari As — Monthly	(161)
	15,536	14,625	—	9/25/19	(Federal Funds Effective Rate US plus 0.70%) — Monthly	Turkiye Vakiflar Bankasi Tao — Monthly	(913)
	35,436	36,123	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Twitter Inc — Monthly	683
	83,539	89,079	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ubisoft Entertainment Sa — Monthly	5,532
	87,329	90,210	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ucb Sa — Monthly	2,872
	78,137	76,048	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Ulta Beauty Inc — Monthly	(2,097)
	16,557	16,480	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Uni-President Enterprises Corp — Monthly	(80)
	110,774	109,782	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Union Pacific Corp — Monthly	(451)
	83,857	85,588	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United Internet Ag — Monthly	1,722
	36,770	38,492	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United States Steel Corp — Monthly	1,719
	14,125	13,819	—	9/26/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	United Urban Investment Corp — Monthly	(28)
	97,720	97,899	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Univar Inc — Monthly	169
	91,237	94,257	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Upm-Kymmene Oyj — Monthly	3,007
	25,479	25,381	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Urban Outfitters Inc — Monthly	(101)
	82,499	82,778	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Us Foods Holding Corp — Monthly	269
	90,963	91,205	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Validus Holdings Ltd — Monthly	232
	46,197	46,205	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Varian Medical Systems Inc — Monthly	8
	45,803	46,070	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Vectren Corp — Monthly	262
	54,204	55,312	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veeva Systems Inc — Monthly	1,102
	67,471	68,850	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Veeva Systems Inc — Monthly	1,372
	81,231	83,557	—	9/26/19	(Federal Funds Effective Rate US plus 0.55%) — Monthly	Venture Corp Ltd — Monthly	2,305
	44,957	44,957	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Verifone Systems Inc — Monthly	(5)
	98,577	97,790	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vertex Pharmaceuticals Inc — Monthly	(798)
	14,338	15,243	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Viromed Co Ltd — Monthly	894
	59,268	59,739	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Visa Inc — Monthly	464
	86,700	88,578	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vistra Energy Corp — Monthly	1,868
	18,129	18,039	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vodafone Group Plc — Monthly	(92)
	62,692	61,165	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Volvo Ab — Monthly	(1,534)
	37,459	38,440	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Vonovia Se — Monthly	977
	95,938	94,809	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wabco Holdings Inc — Monthly	(1,140)
	26,921	27,159	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Waters Corp — Monthly	236
	102,846	103,419	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Watsco Inc — Monthly	562
	64,932	65,853	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Weingarten Realty Investors — Monthly	914
	128,046	128,347	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wellcare Health Plans Inc — Monthly	286
	23,098	23,213	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wendel Sa — Monthly	113
	67,370	67,422	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Wesco International Inc — Monthly	52
	89,338	89,853	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wesfarmers Ltd — Monthly	505
	59,938	57,872	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Western Digital Corp — Monthly	(2,072)
	93,436	93,404	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wgl Holdings Inc — Monthly	(42)
	84,180	81,076	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wh Group Ltd — Monthly	(3,113)
	23,008	22,878	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wharf Holdings Ltd/The — Monthly	(133)
	44,364	44,735	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Williams Partners Lp — Monthly	366
	97,462	97,492	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Willis Towers Watson Plc — Monthly	24
	4,030	3,928	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Wistron Corp — Monthly	(102)
	88,078	90,837	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wolters Kluwer Nv — Monthly	2,750
	16,763	16,423	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Woori Bank — Monthly	(343)
	115,571	116,477	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wr Grace & Co — Monthly	894
	94,208	96,096	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Ww Grainger Inc — Monthly	1,877
	87,381	89,027	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Wynn Macau Ltd — Monthly	1,638
	92,717	93,270	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Xcel Energy Inc — Monthly	543
	8,130	8,304	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Xinjiang Goldwind Science & Technology Co Ltd — Monthly	172
	90,172	90,595	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Xl Group Ltd — Monthly	414
	13,820	13,577	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Xpo Logistics Inc — Monthly	(244)
	14,123	14,432	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Yanzhou Coal Mining Co Ltd — Monthly	1,060
	—	—	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Yuhan Corp — Monthly	—
	1,417	1,424	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Z Energy Ltd — Monthly	7
	65,812	67,787	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zalando Ag — Monthly	1,968
	85,464	85,198	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zebra Technologies Corp — Monthly	(276)
	9,704	9,515	—	9/25/19	(Federal Funds Effective Rate US plus 0.35%) — Monthly	Zhen Ding Technology Holding Ltd — Monthly	(190)
	12,619	12,507	—	9/25/19	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zijin Mining Group Co Ltd — Monthly	(113)
	46,148	46,454	—	1/27/20	(Federal Funds Effective Rate US plus 0.30%) — Monthly	Zoetis Inc — Monthly	300
	112,701	118,633	—	1/27/20	(Federal Funds Effective Rate US plus 0.25%) — Monthly	Zynga Inc — Monthly	5,919
	31,283	31,578	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	1&1 Drillisch Ag — Monthly	(292)
	78,696	78,695	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	3M Co — Monthly	1
	72,056	70,892	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Abiomed Inc — Monthly	1,171
	97,730	96,577	—	1/27/20	Federal Funds Effective Rate US minus 0.66% — Monthly	Acadia Healthcare Co Inc — Monthly	1,159
	76,181	76,612	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Adient Plc — Monthly	(426)
	113,332	114,477	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Aecom — Monthly	(1,137)
	1,949	1,952	—	9/25/19	Federal Funds Effective Rate US minus 7.50% — Monthly	Aes Gener Sa — Monthly	(8)
	5,175	5,176	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Agricultural Bank Of China Ltd — Monthly	(1)
	5,551	5,446	—	9/25/19	Federal Funds Effective Rate US minus 1.88% — Monthly	Aib Group Plc — Monthly	105
	23,331	23,083	—	5/25/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Airports Of Thailand Pcl — Monthly	248
	13,203	13,208	—	9/25/19	Federal Funds Effective Rate US minus 1.25% — Monthly	Ald Sa — Monthly	(504)
	130,086	130,093	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Alibaba Group Holding Ltd Adr — Monthly	3
	5,361	5,500	—	9/25/19	Federal Funds Effective Rate US minus 4.38% — Monthly	Alibaba Health Information Technology Ltd — Monthly	(140)
	78,420	78,425	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Alliance Data Systems Corp — Monthly	(6)
	78,547	78,084	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Alnylam Pharmaceuticals Inc — Monthly	473
	22,176	22,617	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Altice Nv — Monthly	(439)
	50,498	52,069	—	9/25/19	Federal Funds Effective Rate US minus 30.00% — Monthly	Altice Usa Inc — Monthly	(1,650)
	25,357	25,362	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Altria Group Inc — Monthly	(321)
	79,694	79,708	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Altria Group Inc — Monthly	(9)
	7,317	7,337	—	9/25/19	Federal Funds Effective Rate US minus 1.38% — Monthly	Aluminum Corp Of China Ltd — Monthly	(19)
	84,412	77,183	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Amerco — Monthly	7,237
	43,833	43,868	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	American International Group Inc — Monthly	(36)
	6,466	6,478	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Amorepacific Corp — Monthly	(12)
	98,461	98,405	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Amphenol Corp — Monthly	65
	9,124	8,906	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Amundi Sa — Monthly	220
	62,926	65,263	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Anadarko Petroleum Corp — Monthly	(2,333)
	80,326	82,700	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Analog Devices Inc — Monthly	(2,368)
	106,038	104,621	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Aqua America Inc — Monthly	1,426
	59,741	59,675	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Aspen Insurance Holdings Ltd — Monthly	69
	3,761	3,653	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Aspen Pharmacare Holdings Ltd — Monthly	108
	65,529	65,727	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Assa Abloy Ab — Monthly	(193)
	87,602	88,706	—	9/25/19	Federal Funds Effective Rate US minus 1.25% — Monthly	Astrazeneca Plc — Monthly	(1,078)
	9,958	9,955	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	At&T Inc — Monthly	4
	24,405	24,643	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Ausnet Services — Monthly	(237)
	2,578	2,663	—	5/14/20	Federal Funds Effective Rate US minus 0.90% — Monthly	Autoliv Inc — Monthly	(85)
	200,097	204,051	—	1/27/20	Federal Funds Effective Rate US minus 1.36% — Monthly	Autoliv Inc — Monthly	(3,951)
	88,482	88,544	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Automatic Data Processing Inc — Monthly	(54)
	2,000	1,930	—	9/26/19	Federal Funds Effective Rate US minus 2.50% — Monthly	Ayala Land Inc — Monthly	69
	65,574	64,280	—	9/27/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Azrieli Group Ltd — Monthly	1,297
	24,173	22,717	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Banco Bradesco S.A. — Monthly	1,457
	37,201	37,518	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Bank Of East Asia Ltd/The — Monthly	(315)
	96,864	96,990	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Bank Of Hawaii Corp — Monthly	(803)
	25,317	24,872	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Bank Of Kyoto Ltd/The — Monthly	448
	86,423	87,353	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Bank Of Montreal — Monthly	(923)
	6,614	6,379	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Bank Zachodni Wbk Sa — Monthly	178
	53,192	53,414	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Bankia Sa — Monthly	(217)
	10,368	10,457	—	9/26/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Barwa Real Estate Co — Monthly	(90)
	14,192	13,297	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Bb Seguridade Participacoes Sa — Monthly	897
	7,860	7,772	—	9/25/19	Federal Funds Effective Rate US minus 2.00% — Monthly	Bbmg Corp — Monthly	(45)
	83,566	84,204	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Becton Dickinson And Co — Monthly	(632)
	5,751	5,915	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Beijing Capital International Airport Co Ltd — Monthly	(164)
	13,771	14,102	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Beijing Enterprises Water Group Ltd — Monthly	(330)
	2,170	2,134	—	5/25/20	Federal Funds Effective Rate US minus 3.50% — Monthly	Berli Jucker Pcl — Monthly	35
	20,946	22,048	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Bombardier Inc — Monthly	(1,101)
	65,123	65,557	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Boral Ltd — Monthly	(429)
	54,979	57,669	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Boskalis Westminster — Monthly	(2,684)
	9,607	9,266	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Br Malls Participacoes Sa — Monthly	341
	4,650	4,118	—	9/27/19	Federal Funds Effective Rate US minus 1.13% — Monthly	Brait Se — Monthly	532
	5,440	5,497	—	1/27/20	Federal Funds Effective Rate US — Monthly	Brf Sa — Monthly	(57)
	14,276	14,952	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Brilliance China Automotive Holdings Ltd — Monthly	(675)
	5,725	5,907	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Brixmor Property Group Inc — Monthly	(182)
	40,191	40,638	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Broadridge Financial Solutions Inc — Monthly	(444)
	16,323	16,553	—	9/25/19	Federal Funds Effective Rate US minus 3.93% — Monthly	Brookfield Property Partners Lp — Monthly	(494)
	3,123	3,111	—	9/25/19	Federal Funds Effective Rate US plus 0.20% — Monthly	Brown-Forman Corp — Monthly	13
	89,205	88,862	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Bt Group Plc — Monthly	351
	12,180	12,012	—	1/27/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Bumrungrad Hospital Pcl — Monthly	167
	51,705	51,823	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Bunzl Plc — Monthly	(114)
	39,959	41,564	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Burberry Group Plc — Monthly	(1,602)
	29,631	29,796	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Canadian Utilities Ltd — Monthly	(163)
	7,166	7,223	—	9/25/19	Federal Funds Effective Rate US minus 18.92% — Monthly	Canopy Growth Corp — Monthly	(64)
	12,002	11,685	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Capita Plc — Monthly	318
	9,567	9,713	—	9/25/19	Federal Funds Effective Rate US minus 10.25% — Monthly	Car Inc — Monthly	(150)
	30,748	30,714	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Carlisle Cos Inc — Monthly	37
	96,124	97,039	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Carmax Inc — Monthly	(907)
	60,931	61,070	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Carrefour Sa — Monthly	(134)
	17,796	17,627	—	9/25/19	Federal Funds Effective Rate US minus 2.00% — Monthly	Ccc Sa — Monthly	168
	2,176	2,177	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Ccl Industries Inc — Monthly	(1)
	11,303	11,500	—	9/25/19	Federal Funds Effective Rate US minus 16.00% — Monthly	Celltrion Pharm Inc — Monthly	(207)
	1,625	1,619	—	9/26/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Cementos Argos Sa — Monthly	6
	16,452	15,716	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Centrais Eletricas Brasileiras Sa — Monthly	738
	76,579	76,579	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Centurylink Inc — Monthly	6
	76,235	75,429	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Ch Robinson Worldwide Inc — Monthly	414
	57,901	57,308	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Challenger Ltd — Monthly	596
	2,607	2,572	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Chang Hwa Commercial Bank Ltd — Monthly	35
	34,132	34,429	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Charles Schwab Corp/The — Monthly	(295)
	124,923	122,428	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Charter Communications Inc — Monthly	2,505
	6,078	6,089	—	9/25/19	Federal Funds Effective Rate US minus 1.25% — Monthly	Cheng Shin Rubber Industry Co Ltd — Monthly	(11)
	35,567	36,420	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Chevron Corp — Monthly	(849)
	19,083	18,942	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Everbright Bank Co Ltd — Monthly	142
	23,972	23,220	—	9/25/19	Federal Funds Effective Rate US minus 1.25% — Monthly	China Evergrande Group — Monthly	752
	1,565	1,565	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Galaxy Securities Co Ltd — Monthly	—
	4,102	4,182	—	9/25/19	Federal Funds Effective Rate US minus 7.75% — Monthly	China Hongqiao Group Ltd — Monthly	(81)
	25,425	25,679	—	9/25/19	Federal Funds Effective Rate US minus 4.38% — Monthly	China International Capital Corp Ltd — Monthly	(256)
	20,680	20,589	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	China Merchants Bank Co Ltd — Monthly	93
	9,167	9,128	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	China Merchants Port Holdings Co Ltd — Monthly	39
	1,988	2,021	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	China Oilfield Services Ltd — Monthly	(33)
	12,964	12,909	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	China Pacific Insurance Group Co Ltd — Monthly	55
	9,317	9,715	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	China Resources Beer Holdings Co Ltd — Monthly	(397)
	21,405	22,153	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	China Resources Gas Group Ltd — Monthly	(1,039)
	13,003	13,833	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	China Resources Pharmaceutical Group Ltd — Monthly	(829)
	14,928	14,824	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China State Construction International Holdings Ltd — Monthly	104
	3,122	3,151	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	China Steel Corp — Monthly	(29)
	5,381	5,273	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	China Unicom Hong Kong Ltd — Monthly	110
	10,809	10,403	—	9/25/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Alibaba Pictures Group Ltd — Monthly	406
	6,390	6,415	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Chocoladefabriken Lindt & Spruengli Ag — Monthly	(25)
	92,078	93,879	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Chr Hansen Holding A/S — Monthly	(1,794)
	90,035	90,568	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Chubb Ltd — Monthly	(527)
	38,325	37,989	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Chugoku Electric Power Co., Inc. — Monthly	342
	12,070	11,919	—	1/27/20	Federal Funds Effective Rate US minus 0.77% — Monthly	Cia Cervecerias Unidas Sa Adr — Monthly	151
	22,781	22,357	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Cigna Corp — Monthly	425
	85,843	86,921	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Cincinnati Financial Corp — Monthly	(1,071)
	37,484	37,451	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Cinemark Holdings Inc — Monthly	36
	9,116	9,015	—	9/25/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Cj Logistics Corp — Monthly	101
	9,544	9,677	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Clariant Ag — Monthly	(133)
	22,483	22,850	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Cnx Resources Corp — Monthly	(366)
	3,858	3,922	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Cobham Plc — Monthly	(64)
	86,515	84,015	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Cognex Corp — Monthly	2,506
	28,913	28,525	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Colony Northstar Inc — Monthly	390
	80,848	80,226	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Comcast Corp — Monthly	622
	86,986	87,829	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Commerce Bancshares Inc/Mo — Monthly	(837)
	25,892	25,833	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Compass Minerals International Inc — Monthly	(1,133)
	25,565	25,506	—	1/27/20	Federal Funds Effective Rate US minus 0.91% — Monthly	Compass Minerals International Inc — Monthly	(221)
	42,810	42,841	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Concho Resources Inc — Monthly	(28)
	80,645	81,870	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Constellation Brands Inc — Monthly	(1,219)
	18,377	19,037	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Cosco Shipping Ports Limited — Monthly	(658)
	7,953	7,871	—	9/25/19	Federal Funds Effective Rate US minus 8.38% — Monthly	Cosco Shipping Holdings Co Ltd — Monthly	80
	83,928	82,680	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Coty Inc — Monthly	(305)
	7,981	8,018	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Coway Co Ltd — Monthly	(37)
	81,422	82,251	—	1/27/20	Federal Funds Effective Rate US minus 1.37% — Monthly	Credit Acceptance Corp — Monthly	(829)
	66,383	69,562	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Crh Plc — Monthly	(3,175)
	80,078	80,612	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Crown Castle International Corp — Monthly	(524)
	848	837	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Crrc Corp Ltd — Monthly	11
	6,309	6,260	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Cspc Pharmaceutical Group Ltd — Monthly	12
	10,196	10,100	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Ctrip.Com International Ltd — Monthly	97
	127,332	124,561	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Cvs Health Corp — Monthly	2,779
	53,480	52,167	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Daifuku Co Ltd — Monthly	1,318
	43,021	43,080	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Daikin Industries Ltd — Monthly	418
	105,059	103,526	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Daimler Ag — Monthly	1,584
	67,123	66,495	—	1/27/20	Federal Funds Effective Rate US minus 2.38% — Monthly	Dairy Farm International Holdings Ltd — Monthly	624
	55,239	54,329	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Daiwa House Reit Investment Corp — Monthly	916
	34,891	34,450	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Danaher Corp — Monthly	388
	110,367	106,451	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Deere & Co — Monthly	3,925
	5,958	5,781	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Delta Electronics Inc — Monthly	178
	51,308	48,310	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Deutsche Bank Ag — Monthly	3,002
	89,984	90,859	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Dexus — Monthly	(869)
	78,185	78,797	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Diageo Plc — Monthly	(605)
	8,497	8,333	—	9/27/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Digi.Com Bhd — Monthly	69
	5,164	5,002	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Discovery Inc — Monthly	162
	6,560	6,466	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Distribuidora Internacional De Alimentacion Sa — Monthly	94
	3,542	3,392	—	9/26/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Doha Bank Qpsc — Monthly	150
	34,551	34,470	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Dominion Energy Inc — Monthly	(365)
	70,143	72,586	—	9/25/19	Federal Funds Effective Rate US minus 1.38% — Monthly	Domino'S Pizza Enterprises Ltd — Monthly	(2,442)
	10,664	10,880	—	9/25/19	Federal Funds Effective Rate US minus 5.00% — Monthly	Doosan Heavy Industries & Construction Co Ltd — Monthly	(218)
	150,804	150,331	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Dufry Ag — Monthly	524
	77,991	78,309	—	1/27/20	Federal Funds Effective Rate US minus 0.50% — Monthly	Dunkin Brands Group Inc — Monthly	(313)
	313	317	—	9/27/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Dxb Entertainments Pjsc — Monthly	(4)
	14,210	13,954	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	E. Sun Financial Holding Co Ltd — Monthly	257
	57,308	57,598	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Ebay Inc — Monthly	(286)
	3,222	3,211	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	El Puerto De Liverpool Sab De Cv — Monthly	11
	62,761	64,447	—	9/27/19	Federal Funds Effective Rate US minus 2.75% — Monthly	Elbit Systems Ltd — Monthly	(1,690)
	81,622	82,032	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Electricite De France Sa — Monthly	(403)
	12,022	12,031	—	1/27/20	Federal Funds Effective Rate US minus 2.75% — Monthly	Electricity Generating Pcl Nvdr — Monthly	(10)
	7,348	7,059	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Element Fleet Management Corp — Monthly	290
	32,979	33,011	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Emerson Electric Co — Monthly	(30)
	8,143	8,270	—	9/27/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Emirates Telecommunications Group Co Pjsc — Monthly	(128)
	7,737	7,911	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Emis Group Plc — Monthly	(173)
	19,231	16,768	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Emlak Konut Gayrimenkul Yatirim Ortakligi As — Monthly	1,019
	13,536	13,587	—	9/25/19	Federal Funds Effective Rate US minus 7.50% — Monthly	Empresa Nacional De Telecomunicaciones Sa — Monthly	(55)
	5,261	5,126	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Enel Chile Sa Adr — Monthly	135
	1,359	1,323	—	9/25/19	Federal Funds Effective Rate US minus 7.50% — Monthly	Enel Chile Sa — Monthly	36
	13,886	13,662	—	5/25/20	Federal Funds Effective Rate US minus 2.13% — Monthly	Energy Absolute Pcl — Monthly	223
	99,592	100,963	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Eog Resources Inc — Monthly	(1,363)
	10,716	10,849	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Erie Indemnity Co — Monthly	(132)
	56,065	56,352	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Essilor International Cie Generale D'Optique Sa — Monthly	(283)
	79,568	80,861	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Eurazeo Sa — Monthly	(1,287)
	16,209	15,899	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Eurofins Scientific Se — Monthly	312
	1,090	1,102	—	9/25/19	Federal Funds Effective Rate US minus 2.75% — Monthly	Everbright Securities Co Ltd — Monthly	(12)
	32,760	34,276	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Extraction Oil & Gas Inc — Monthly	(1,513)
	25,416	25,334	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Exxaro Resources Ltd — Monthly	82
	33,642	34,852	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Exxon Mobil Corp — Monthly	(1,207)
	135,130	135,481	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Factset Research Systems Inc — Monthly	(772)
	1,977	1,977	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Far East Horizon Ltd — Monthly	—
	12,908	12,801	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Far Eastone Telecommunications Co Ltd — Monthly	108
	112,035	113,593	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Fastenal Co — Monthly	(1,549)
	22,533	22,670	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Fedex Corp — Monthly	(136)
	260	260	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Fibra Uno Administracion Sa De Cv — Monthly	—
	38,559	38,928	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Fifth Third Bancorp — Monthly	(366)
	33,932	34,532	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Fireeye Inc — Monthly	(597)
	88,539	89,456	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	First Horizon National Corp — Monthly	(910)
	91,331	92,728	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	First Republic Bank/Ca — Monthly	(1,390)
	21,663	21,162	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	First Solar Inc — Monthly	503
	42,640	42,483	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Fletcher Building Ltd — Monthly	160
	20,936	20,939	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Fletcher Building Ltd — Monthly	(2)
	80,681	79,423	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Flex Ltd — Monthly	1,264
	61,687	61,241	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Floor & Decor Holdings Inc — Monthly	448
	55,818	55,602	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Flowserve Corp — Monthly	219
	78,876	79,446	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Fluor Corp — Monthly	(907)
	5,439	5,476	—	9/25/19	Federal Funds Effective Rate US minus 7.25% — Monthly	Fonterra Co-Operative Group Ltd — Monthly	(38)
	5,342	5,289	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Fortress Reit Ltd — Monthly	54
	2,529	2,504	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Fortress Reit Ltd — Monthly	26
	79,018	79,057	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Franklin Resources Inc — Monthly	(40)
	8,755	8,603	—	9/25/19	Federal Funds Effective Rate US minus 6.63% — Monthly	G4S Plc — Monthly	152
	141,534	143,359	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Gartner Inc — Monthly	(1,815)
	6,932	6,853	—	9/25/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Gentera Sab De Cv — Monthly	79
	8,347	8,344	—	9/27/19	Federal Funds Effective Rate US minus 7.50% — Monthly	Genting Plantations Bhd — Monthly	(4)
	74,005	74,357	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Genuine Parts Co — Monthly	(346)
	62,122	64,284	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Getinge Ab — Monthly	(2,157)
	6,507	6,202	—	9/25/19	Federal Funds Effective Rate US minus 3.13% — Monthly	Giant Manufacturing Co Ltd — Monthly	304
	46,852	46,897	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Givaudan Sa — Monthly	(41)
	74,191	76,043	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Glanbia Plc — Monthly	(1,846)
	85,707	84,562	—	9/27/19	Federal Funds Effective Rate US minus 0.95% — Monthly	Glencore Plc — Monthly	1,151
	1,834	1,938	—	9/26/19	Federal Funds Effective Rate US minus 2.50% — Monthly	Globe Telecom Inc — Monthly	(105)
	58,393	59,098	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Goodman Group — Monthly	(701)
	6,902	6,773	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Grupa Lotos Sa — Monthly	130
	902	932	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Grupo Carso Sab De Cv — Monthly	(30)
	5,966	6,020	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Grupo De Inversiones Suramericana Sa — Monthly	(42)
	3,477	3,258	—	9/25/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Grupo Lala Sab De Cv — Monthly	220
	8,142	7,995	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Grupo Televisa Sab Adr — Monthly	149
	2,046	1,963	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Haitong Securities Co Ltd — Monthly	83
	8,058	7,999	—	9/27/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Hammerson Plc — Monthly	59
	80,791	80,394	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Hanesbrands Inc — Monthly	403
	46,405	46,748	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Hang Seng Bank Ltd — Monthly	(340)
	988	1,010	—	9/27/19	Federal Funds Effective Rate US minus 4.75% — Monthly	Hanjaya Mandala Sampoerna Tbk Pt — Monthly	(22)
	7,560	7,653	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Hanssem Co Ltd — Monthly	(93)
	13,547	12,862	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Hanwha Life Insurance Co Ltd — Monthly	686
	64,103	63,858	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Hargreaves Lansdown Plc — Monthly	250
	21,485	20,153	—	9/26/19	Federal Funds Effective Rate US minus 6.50% — Monthly	Harmonic Drive Systems Inc — Monthly	1,324
	15,744	15,756	—	9/27/19	Federal Funds Effective Rate US minus 3.00% — Monthly	Hartalega Holdings Bhd — Monthly	(15)
	80,987	82,014	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Hawaiian Electric Industries Inc — Monthly	(1,021)
	83,323	85,114	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Healthcare Trust Of America Inc — Monthly	(1,784)
	33,828	33,345	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Heico Corp — Monthly	486
	71,801	72,324	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Heico Corp — Monthly	(517)
	66,718	66,778	—	1/27/20	Federal Funds Effective Rate US minus 2.06% — Monthly	Helmerich & Payne Inc — Monthly	(62)
	85,666	85,519	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Henderson Land Development Co Ltd — Monthly	153
	18,698	19,047	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Hengan International Group Co Ltd — Monthly	(346)
	13,058	12,948	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Henkel Ag & Co Kgaa — Monthly	111
	65,158	64,866	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Hong Kong & China Gas Co Ltd — Monthly	296
	3,303	3,304	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Hopewell Highway Infrastructure Ltd — Monthly	—
	94,451	92,847	—	1/27/20	Federal Funds Effective Rate US minus 0.92% — Monthly	Hormel Foods Corp — Monthly	1,608
	117,869	118,404	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Howard Hughes Corp/The — Monthly	(525)
	126,096	130,418	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Hp Inc — Monthly	(4,311)
	9,724	9,781	—	9/25/19	Federal Funds Effective Rate US minus 8.13% — Monthly	Htc Corp — Monthly	(61)
	7,531	7,449	—	9/25/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Hyundai Wia Corp — Monthly	83
	50,951	52,171	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Ica Gruppen Ab — Monthly	(1,218)
	52,693	52,448	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Iliad Sa — Monthly	248
	6,455	6,268	—	9/27/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Indocement Tunggal Prakarsa Tbk Pt — Monthly	(63)
	10,361	9,744	—	9/26/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Industries Qatar Qsc — Monthly	615
	16,484	16,360	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Industrivarden Ab — Monthly	126
	11,474	11,865	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Informa Plc — Monthly	(390)
	82,974	82,695	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Ing Groep Nv — Monthly	286
	40,020	40,232	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Inpex Corp — Monthly	(207)
	64,694	65,366	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Insurance Australia Group Ltd — Monthly	(668)
	79,732	80,663	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Intact Financial Corp — Monthly	(925)
	86,285	86,340	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	International Business Machines Corp — Monthly	(48)
	1,570	1,597	—	9/26/19	Federal Funds Effective Rate US minus 2.50% — Monthly	International Container Terminal Services Inc — Monthly	(28)
	57,448	61,810	—	1/27/20	Federal Funds Effective Rate US minus 3.38% — Monthly	Intrexon Corp — Monthly	(4,367)
	55,741	54,691	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Investec Plc — Monthly	1,054
	91,480	92,024	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Invitation Homes Inc — Monthly	(537)
	30,250	30,174	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Iqvia Holdings Inc — Monthly	79
	102,707	102,800	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Iron Mountain Inc — Monthly	(84)
	950,231	956,164	—	9/25/19	Federal Funds Effective Rate US minus 0.63% — Monthly	Ishares Euro Stoxx 50 Ucits Etf — Monthly	(5,879)
	278,140	279,227	—	9/25/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Ishares Core Ftse 100 Etf — Monthly	(1,020)
	12,625	12,720	—	9/26/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Japan Retail Fund Investment Corp — Monthly	(95)
	90,447	90,951	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Jb Hunt Transport Services Inc — Monthly	(498)
	31,952	31,605	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Jm Smucker Co/The — Monthly	349
	65,133	67,359	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	John Wood Group Plc — Monthly	(2,221)
	80,929	80,775	—	9/25/19	Federal Funds Effective Rate US minus 1.63% — Monthly	K+S Ag — Monthly	154
	11,134	10,658	—	9/25/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Kakao Corp — Monthly	474
	51,453	51,503	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Kansai Paint Co Ltd — Monthly	(45)
	40,015	40,877	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Kao Corp — Monthly	(857)
	41,946	41,377	—	9/26/19	Federal Funds Effective Rate US minus 0.35% — Monthly	Keppel Reit — Monthly	575
	45,182	45,525	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Keyence Corp — Monthly	(338)
	19,055	20,207	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Keyera Corp — Monthly	(1,150)
	14,033	13,308	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Kghm Polska Miedz Sa — Monthly	727
	7,197	7,071	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Kimberly-Clark De Mexico Sab De Cv — Monthly	127
	11,905	12,202	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Kingspan Group Plc — Monthly	(296)
	5,608	5,630	—	9/25/19	Federal Funds Effective Rate US minus 8.38% — Monthly	Kingston Financial Group Ltd — Monthly	(24)
	84,002	83,521	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Kion Group Ag — Monthly	488
	103,999	105,393	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Kirby Corp — Monthly	(1,386)
	40,459	40,310	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Kla-Tencor Corp — Monthly	152
	19,674	19,109	—	9/26/19	Federal Funds Effective Rate US minus 5.25% — Monthly	Klabin Sa — Monthly	558
	55,535	56,749	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Kinght-Swift Transportation Holdings Inc — Monthly	(1,293)
	43,334	43,125	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Komatsu Ltd — Monthly	216
	7,030	7,047	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Kongsberg Gruppen Asa — Monthly	(16)
	8,822	8,531	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Korea Aerospace Industries Ltd — Monthly	292
	10,367	9,964	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Korea Electric Power Corp — Monthly	404
	60,093	61,447	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Kose Corp — Monthly	(1,347)
	82,886	83,001	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Kraft Heinz Co/The — Monthly	(109)
	51,541	51,757	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Kyushu Electric Power Co Inc — Monthly	(210)
	5,470	5,128	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	L E Lundbergforetagen Ab — Monthly	342
	81,196	80,824	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Leggett & Platt Inc — Monthly	378
	12,042	11,933	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Lendingclub Corp — Monthly	110
	16,717	16,801	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Lenovo Group Ltd — Monthly	(83)
	4,037	4,542	—	9/25/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Lg Innotek Co Ltd — Monthly	(505)
	7,809	7,664	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Life Healthcare Group Holdings Ltd — Monthly	145
	17,415	17,633	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Lincoln National Corp — Monthly	(217)
	78,379	78,355	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Lincoln National Corp — Monthly	24
	53,831	53,707	—	9/26/19	Federal Funds Effective Rate US minus 7.75% — Monthly	Line Corp — Monthly	97
	46,629	45,830	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Lion Corp — Monthly	804
	10,408	10,442	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Lite-On Technology Corp — Monthly	(35)
	2,660	2,643	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Live Nation Entertainment Inc — Monthly	18
	10,001	9,544	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Lojas Americanas Sa — Monthly	458
	14,655	14,515	—	9/25/19	Federal Funds Effective Rate US minus 8.13% — Monthly	Lotte Corp — Monthly	135
	74,363	74,511	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	M&T Bank Corp — Monthly	(485)
	18,532	18,636	—	5/14/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Macerich Co/The — Monthly	(103)
	57,699	58,022	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Macerich Co/The — Monthly	(319)
	55,146	55,883	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Macquarie Infrastructure Corp — Monthly	(732)
	11,956	12,110	—	1/27/20	Federal Funds Effective Rate US minus 0.50% — Monthly	Mail.Ru Group Ltd Gdr — Monthly	(153)
	33,541	32,749	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Makita Corp — Monthly	795
	9,414	8,383	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Mando Corp — Monthly	1,033
	78,774	80,215	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Marathon Petroleum Corp — Monthly	(1,441)
	25,523	25,972	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Marriott Vacations Worldwide Corp — Monthly	(449)
	34,058	34,545	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Martin Marietta Materials Inc — Monthly	(552)
	53,411	52,899	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Marui Group Co Ltd — Monthly	519
	43,932	43,142	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Maruichi Steel Tube Ltd — Monthly	1,247
	96,799	95,034	—	1/27/20	Federal Funds Effective Rate US minus 0.35% — Monthly	Marvell Technology Group Inc — Monthly	1,772
	4,352	4,294	—	9/26/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Masraf Al Rayan Qsc — Monthly	56
	94,088	96,069	—	1/27/20	Federal Funds Effective Rate US minus 1.12% — Monthly	Mattel Inc — Monthly	(1,978)
	12,072	12,081	—	9/27/19	Federal Funds Effective Rate US minus 4.13% — Monthly	Maxis Bhd — Monthly	(12)
	6,138	5,469	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Mbank Sa — Monthly	602
	53,006	52,722	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Mccormick & Co Inc/Md — Monthly	284
	55,726	58,215	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Mcdonald's Holdings Co (Japan) Ltd — Monthly	(2,484)
	87,415	87,861	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Mckesson Corp — Monthly	(650)
	107,964	109,008	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Medical Properties Trust Inc — Monthly	(1,035)
	20,004	19,850	—	9/25/19	Federal Funds Effective Rate US minus 2.13% — Monthly	Mediclinic International Plc — Monthly	153
	60,708	61,002	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Melrose Industries Plc — Monthly	(289)
	2,035	2,013	—	9/25/19	Federal Funds Effective Rate US minus 5.50% — Monthly	Merida Industry Co Ltd — Monthly	22
	85,260	86,121	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Metro Inc — Monthly	(854)
	24,770	25,261	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Mid-America Apartment Communities Inc — Monthly	(489)
	83,309	81,390	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Middleby Corp/The — Monthly	1,927
	19,228	15,395	—	1/27/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Minor International Pcl — Monthly	3,833
	88,223	82,634	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Minth Group Ltd — Monthly	5,595
	20,612	19,709	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Mirae Asset Daewoo Co Ltd — Monthly	905
	1,531	1,548	—	9/25/19	Federal Funds Effective Rate US plus 0.20% — Monthly	Mirae Asset Daewoo Co Ltd — Monthly	(17)
	58,941	56,458	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Misumi Group Inc — Monthly	2,489
	9,960	9,417	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Mixi Inc — Monthly	544
	29,691	29,986	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Modern Times Group Mtg Ab — Monthly	(292)
	55,759	58,182	—	9/26/19	Federal Funds Effective Rate US minus 1.50% — Monthly	Monotaro Co Ltd — Monthly	(2,423)
	146,897	146,690	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Moody'S Corp — Monthly	218
	77,846	77,797	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Mosaic Co/The — Monthly	50
	70,262	70,357	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Mtr Corp Ltd — Monthly	(90)
	11,363	11,513	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Mtu Aero Engines Ag — Monthly	(150)
	10,605	10,178	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Multiplan Empreendimentos Imobiliarios Sa — Monthly	428
	10,225	10,303	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nagoya Railroad Co Ltd — Monthly	(77)
	4,013	4,044	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nagoya Railroad Co Ltd — Monthly	(30)
	15,904	16,266	—	5/14/20	Federal Funds Effective Rate US minus 0.40% — Monthly	National Fuel Gas Co — Monthly	(360)
	26,661	27,268	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	National Fuel Gas Co — Monthly	(604)
	87,039	82,681	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	National Grid Plc — Monthly	1,349
	83,423	83,948	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	National Instruments Corp — Monthly	(513)
	84,148	84,373	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	National Oilwell Varco Inc — Monthly	(218)
	4,643	4,564	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Nepi Rockcastle Plc — Monthly	80
	20,974	21,132	—	9/27/19	Federal Funds Effective Rate US minus 3.00% — Monthly	Nestle Malaysia Bhd — Monthly	(163)
	79,959	81,725	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Neurocrine Biosciences Inc — Monthly	(1,756)
	22,602	22,878	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	New Oriental Education & Technology Group Inc Adr — Monthly	(274)
	88,592	89,055	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	New World Development Co Ltd — Monthly	(457)
	54,428	53,470	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nidec Corp — Monthly	964
	7,086	6,945	—	9/25/19	Federal Funds Effective Rate US minus 4.38% — Monthly	Nien Made Enterprise Co Ltd — Monthly	141
	48,699	53,024	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nintendo Co Ltd — Monthly	(4,319)
	18,228	18,030	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nippon Paint Holdings Co Ltd — Monthly	199
	54,645	54,958	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Nitori Holdings Co Ltd — Monthly	(308)
	46,705	46,708	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Norfolk Southern Corp — Monthly	2
	926	924	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	O2 Czech Republic As — Monthly	2
	45,589	50,734	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Oceaneering International Inc — Monthly	(5,145)
	81,384	82,682	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Oge Energy Corp — Monthly	(1,293)
	100,188	101,145	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Omega Healthcare Investors Inc — Monthly	(950)
	79,700	81,811	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Omnicom Group Inc — Monthly	(2,105)
	85,575	84,512	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	On Semiconductor Corp — Monthly	1,073
	57,214	59,674	—	1/27/20	Federal Funds Effective Rate US minus 4.31% — Monthly	Opko Health Inc — Monthly	(2,469)
	212	236	—	9/25/19	Federal Funds Effective Rate US minus 5.25% — Monthly	Optotech Corp — Monthly	(24)
	1,466	1,470	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Orange Polska Sa — Monthly	(4)
	74,803	74,416	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Orica Ltd — Monthly	(451)
	30,490	30,485	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Oriental Land Co Ltd/Japan — Monthly	9
	6,332	6,423	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Orpea — Monthly	(91)
	3,269	3,278	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Paddy Power Betfair Plc — Monthly	(9)
	1,200	1,205	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Par Technology Corp — Monthly	(5)
	37,935	37,269	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Park24 Co Ltd — Monthly	670
	11,576	11,111	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Pegatron Corp — Monthly	466
	96,104	96,444	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Penske Automotive Group Inc — Monthly	(333)
	82,057	82,804	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Perkinelmer Inc — Monthly	(741)
	8,765	8,591	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Persol Holdings Co Ltd — Monthly	176
	22,177	22,374	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Petkim Petrokimya Holding As — Monthly	(196)
	102,530	103,191	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Pfizer Inc — Monthly	(653)
	2,387	2,414	—	5/14/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Pinnacle Financial Partners Inc — Monthly	(27)
	114,832	116,131	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Pinnacle Financial Partners Inc — Monthly	(1,290)
	89,904	90,950	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Pioneer Natural Resources Co — Monthly	(1,038)
	21,617	20,558	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Polski Koncern Naftowy Orlen Sa — Monthly	1,060
	11,476	11,434	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Pool Corp — Monthly	43
	11,385	11,154	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Posco Daewoo Corp — Monthly	232
	3,014	3,005	—	9/27/19	Federal Funds Effective Rate US minus 3.25% — Monthly	Ppb Group Bhd — Monthly	9
	14,999	15,468	—	9/27/19	Federal Funds Effective Rate US minus 6.25% — Monthly	Press Metal Aluminium Holdings Bhd — Monthly	(476)
	71,892	70,157	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Proassurance Corp — Monthly	1,741
	5,191	5,022	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Psg Group Ltd — Monthly	169
	78,787	79,311	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Public Service Enterprise Group Inc — Monthly	(518)
	21,921	22,308	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Publicis Groupe Sa — Monthly	(385)
	—	—	—	9/26/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Qatar Gas Transport Co Ltd — Monthly	(2)
	16,511	16,167	—	9/26/19	Federal Funds Effective Rate US minus 3.50% — Monthly	Qatar National Bank Qpsc — Monthly	342
	82,564	81,221	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Qep Resources Inc — Monthly	1,350
	61,241	61,739	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Qiagen Nv — Monthly	(493)
	11,293	11,113	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Quanta Computer Inc — Monthly	181
	11,838	11,706	—	9/26/19	Federal Funds Effective Rate US minus 1.75% — Monthly	Raia Drogasil Sa — Monthly	132
	11,749	11,303	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Rand Merchant Investment Holdings Ltd — Monthly	445
	24,492	25,692	—	1/27/20	Federal Funds Effective Rate US minus 0.77% — Monthly	Range Resources Corp — Monthly	(1,199)
	70,635	71,132	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Remy Cointreau Sa — Monthly	(493)
	51,287	51,197	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Renesas Electronics Corp — Monthly	97
	10,433	10,511	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Rentokil Initial Plc — Monthly	(77)
	7,295	7,348	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Richter Gedeon Nyrt — Monthly	(52)
	1,651	1,810	—	9/26/19	Federal Funds Effective Rate US minus 4.88% — Monthly	Robinsons Land Corp — Monthly	(158)
	85,678	85,528	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Rogers Communications Inc — Monthly	156
	5,403	5,520	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Royal Dutch Shell Plc — Monthly	(117)
	70,273	67,716	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Rpc Inc — Monthly	2,565
	78,909	77,270	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Rpm International Inc — Monthly	1,643
	15,821	15,658	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	S-Oil Corp — Monthly	164
	4,985	4,888	—	9/25/19	Federal Funds Effective Rate US minus 7.50% — Monthly	Saci Falabella — Monthly	96
	120,917	123,251	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Salesforce.Com Inc — Monthly	(2,326)
	13,043	12,873	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Samsung Card Co Ltd — Monthly	171
	8,763	8,599	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Samsung Fire & Marine Insurance Co Ltd — Monthly	165
	19,473	19,379	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Sappi Ltd — Monthly	95
	86,127	87,762	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Schibsted Asa — Monthly	(1,629)
	93,921	93,558	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Scotts Miracle-Gro Co/The — Monthly	370
	88,223	87,572	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Sea Ltd — Monthly	658
	65,435	64,686	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Seek Ltd — Monthly	755
	2,237	2,177	—	9/27/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Semen Indonesia Persero Tbk Pt — Monthly	59
	12,302	12,426	—	9/25/19	Federal Funds Effective Rate US minus 2.13% — Monthly	Semiconductor Manufacturing International Corp — Monthly	(124)
	50,296	50,772	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Seven Bank Ltd — Monthly	(470)
	5,708	5,767	—	9/25/19	Federal Funds Effective Rate US minus 1.13% — Monthly	Shanghai Electric Group Co Ltd — Monthly	(58)
	19,889	20,590	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Shanghai Fosun Pharmaceutical Group Co Ltd — Monthly	(699)
	6,801	7,111	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Shanghai Pharmaceuticals Holding Co Ltd — Monthly	(309)
	39,003	39,980	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Shangri-La Asia Ltd — Monthly	(973)
	27,829	26,553	—	9/26/19	Federal Funds Effective Rate US minus 12.75% — Monthly	Sharp Corp/Japan — Monthly	1,250
	60,516	60,652	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Shaw Communications Inc — Monthly	(131)
	81,474	79,643	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Sherwin-Williams Co/The — Monthly	1,838
	44,276	42,751	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Shinsei Bank Ltd — Monthly	2,041
	58,212	60,667	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Shiseido Co Ltd — Monthly	(2,449)
	75,126	77,703	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Shopify Inc — Monthly	(2,571)
	9,725	9,374	—	1/27/20	Federal Funds Effective Rate US minus 1.50% — Monthly	Siam Commercial Bank Pcl/The — Monthly	350
	7,803	8,052	—	1/27/20	Federal Funds Effective Rate US minus 2.02% — Monthly	Sibanye Gold Ltd Adr — Monthly	(250)
	42,689	42,557	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Siemens Ag — Monthly	135
	58,708	58,992	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Siemens Gamesa Renewable Energy Sa — Monthly	(282)
	12,981	13,816	—	9/25/19	Federal Funds Effective Rate US minus 23.38% — Monthly	Sillajen Inc — Monthly	(851)
	6,000	5,809	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Sinclair Broadcast Group Inc — Monthly	153
	75,789	74,897	—	9/26/19	Federal Funds Effective Rate US minus 0.35% — Monthly	Singapore Telecommunications Ltd — Monthly	953
	22,480	22,805	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Sinopac Financial Holdings Co Ltd — Monthly	(324)
	77,206	87,566	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Sjm Holdings Ltd — Monthly	(10,354)
	64,692	63,893	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Skanska Ab — Monthly	804
	9,240	9,088	—	9/26/19	Federal Funds Effective Rate US minus 2.50% — Monthly	Sm Investments Corp — Monthly	151
	76,394	76,964	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Smartcentres Real Estate Investment Trust — Monthly	(943)
	60,412	61,662	—	9/25/19	Federal Funds Effective Rate US minus 0.25% — Monthly	Snc-Lavalin Group Inc — Monthly	(1,245)
	50,073	49,608	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Softbank Group Corp — Monthly	470
	22,242	22,577	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Soho China Ltd — Monthly	(333)
	22,547	22,446	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Sonoco Products Co — Monthly	(68)
	9,809	9,925	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Southern Copper Corp — Monthly	(115)
	113,359	114,696	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Southern Copper Corp — Monthly	(1,328)
	3,880	3,934	—	9/27/19	Federal Funds Effective Rate US minus 9.13% — Monthly	Sp Setia Bhd Group — Monthly	(54)
	6,295	6,356	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Spark New Zealand Ltd — Monthly	(60)
	2,456,153	2,473,682	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Spdr S&P 500 Etf Trust — Monthly	(15,598)
	43,289	42,478	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Spectris Plc — Monthly	814
	2,226	2,231	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Sprint Corp — Monthly	(4)
	4,504	4,479	—	9/25/19	Federal Funds Effective Rate US minus 5.75% — Monthly	Ssab Ab — Monthly	24
	1,675	1,704	—	9/25/19	Federal Funds Effective Rate US minus 2.88% — Monthly	Standard Foods Corp — Monthly	(29)
	83,098	82,285	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Starbucks Corp — Monthly	819
	103,279	103,394	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Store Capital Corp — Monthly	(107)
	111,159	112,243	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Stryker Corp — Monthly	(1,074)
	60,387	59,838	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Suez — Monthly	553
	102	98	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Sumco Corp — Monthly	5
	19,832	18,978	—	9/25/19	Federal Funds Effective Rate US minus 1.63% — Monthly	Sunac China Holdings Ltd — Monthly	855
	40,522	40,655	—	9/26/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Suntec Real Estate Investment Trust — Monthly	(78)
	55,067	55,163	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Suruga Bank Ltd — Monthly	(90)
	31,313	31,837	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Svb Financial Group — Monthly	(522)
	46,186	45,153	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Sysmex Corp — Monthly	1,429
	11,827	11,607	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Taiwan Business Bank — Monthly	220
	12,098	12,111	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Taiwan Mobile Co Ltd — Monthly	(11)
	36,449	38,029	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Targa Resources Corp — Monthly	(1,577)
	1,669	1,685	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Telecom Italia Spa/Milano — Monthly	(16)
	144,508	147,472	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Teleflex Inc — Monthly	(2,954)
	65,446	65,351	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Telefonaktiebolaget Lm Ericsson — Monthly	100
	706	710	—	9/27/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Telekomunikasi Indonesia Persero Tbk Pt — Monthly	(4)
	100,194	95,258	—	1/27/20	Federal Funds Effective Rate US minus 0.67% — Monthly	Tempur Sealy International Inc — Monthly	4,941
	61,454	60,343	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Tenaris Sa — Monthly	1,116
	10,020	9,995	—	9/25/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Tencent Holdings Ltd — Monthly	25
	5,012	4,928	—	9/25/19	Federal Funds Effective Rate US minus 0.23% — Monthly	Teradyne Inc — Monthly	72
	18,003	17,704	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Teradyne Inc — Monthly	259
	55,462	56,613	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Terumo Corporation — Monthly	(1,145)
	53,650	49,477	—	1/27/20	Federal Funds Effective Rate US minus 0.76% — Monthly	Tesaro Inc — Monthly	4,176
	90,519	90,829	—	1/27/20	Federal Funds Effective Rate US minus 1.01% — Monthly	Tesla Inc — Monthly	(306)
	77,110	76,852	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Thermo Fisher Scientific Inc — Monthly	264
	46,468	45,127	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Thyssenkrupp Ag — Monthly	1,345
	4,198	4,176	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Toho Co., Ltd — Monthly	23
	66,733	64,095	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Tokyo Century Corp — Monthly	2,644
	44,866	44,422	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Tokyo Tatemono Co Ltd — Monthly	449
	75,898	77,450	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Torchmark Corp — Monthly	(1,546)
	5,156	5,027	—	1/27/20	Federal Funds Effective Rate US minus 10.88% — Monthly	Total Access Communication Pcl — Monthly	125
	61,720	65,637	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Tourmaline Oil Corp — Monthly	(3,912)
	1,127	1,166	—	9/27/19	Federal Funds Effective Rate US minus 5.50% — Monthly	Tower Bersama Infrastructure Tbk Pt — Monthly	(38)
	62,962	65,135	—	9/25/19	Federal Funds Effective Rate US minus 0.63% — Monthly	Tpg Telecom Ltd — Monthly	(2,170)
	5,718	5,735	—	9/25/19	Federal Funds Effective Rate US minus 3.25% — Monthly	Transcend Co Ltd — Monthly	(18)
	110,279	110,590	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Transdigm Group Inc — Monthly	(302)
	5,115	5,167	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Transmissora Alianca De Energia Eletrica Sa — Monthly	(52)
	38,118	38,060	—	9/26/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Trend Micro Inc/Japan — Monthly	64
	12,155	12,021	—	9/25/19	Federal Funds Effective Rate US minus 0.75% — Monthly	Tupras Turkiye Petrol Rafinerileri As — Monthly	134
	7,620	7,074	—	9/25/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Turk Telekomunikasyon As — Monthly	546
	7,887	8,226	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Turquoise Hill Resources Ltd — Monthly	(338)
	43,284	43,284	—	1/27/20	Federal Funds Effective Rate US minus 1.37% — Monthly	Twilio Inc — Monthly	1
	92,694	94,501	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Tyler Technologies Inc — Monthly	(1,800)
	6,273	6,338	—	9/26/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Ultrapar Participacoes Sa — Monthly	(65)
	873	847	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Umicore Sa — Monthly	26
	63,963	64,706	—	1/27/20	Federal Funds Effective Rate US minus 8.91% — Monthly	Under Armour Inc — Monthly	(769)
	34,633	35,286	—	1/27/20	Federal Funds Effective Rate US minus 2.67% — Monthly	Under Armour Inc — Monthly	(655)
	11,551	11,441	—	9/27/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Unilever Indonesia Tbk Pt — Monthly	110
	60,785	62,008	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	United Parcel Service Inc — Monthly	(1,218)
	78,319	78,137	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	United Technologies Corp — Monthly	187
	35,340	36,760	—	1/27/20	Federal Funds Effective Rate US minus 0.79% — Monthly	Uniti Group Inc — Monthly	(1,418)
	7,178	6,776	—	9/26/19	Federal Funds Effective Rate US minus 9.00% — Monthly	Universal Robina Corp — Monthly	397
	87,682	86,706	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Valvoline Inc — Monthly	667
	80,814	81,786	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Verisign Inc — Monthly	(962)
	78,054	77,607	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Verizon Communications Inc — Monthly	451
	85,904	87,298	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Vifor Pharma Ag — Monthly	(1,387)
	23,979	24,831	—	9/25/19	Federal Funds Effective Rate US minus 6.25% — Monthly	Viromed Co Ltd — Monthly	(855)
	14,729	13,408	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Vodacom Group Ltd — Monthly	1,322
	82,642	82,080	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Volkswagen Ag — Monthly	569
	62,692	61,165	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Volvo Ab — Monthly	1,532
	65,883	67,112	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Vopak — Monthly	(1,223)
	77,477	77,794	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Vulcan Materials Co — Monthly	(311)
	107,902	108,626	—	1/27/20	Federal Funds Effective Rate US minus 0.66% — Monthly	Wabtec Corp/De — Monthly	(717)
	20,157	20,748	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Want Want China Holdings Ltd — Monthly	(583)
	26,921	27,159	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Waters Corp — Monthly	(236)
	95,343	95,874	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Watsco Inc — Monthly	(525)
	92,800	94,197	—	1/27/20	Federal Funds Effective Rate US minus 0.86% — Monthly	Wayfair Inc — Monthly	(1,393)
	84,863	85,638	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Webster Financial Corp — Monthly	(769)
	75,986	76,159	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Wec Energy Group Inc — Monthly	(171)
	21,362	21,299	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Weibo Corp Adr — Monthly	64
	87,449	85,259	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Welbilt Inc — Monthly	2,197
	23,098	23,213	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Wendel Sa — Monthly	(113)
	77,232	77,655	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	West Pharmaceutical Services Inc — Monthly	(418)
	92,088	93,003	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Wex Inc — Monthly	(908)
	6,500	6,464	—	9/25/19	Federal Funds Effective Rate US minus 15.00% — Monthly	Wharf Holdings Ltd/The — Monthly	32
	76,903	76,677	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	White Mountains Insurance Group Ltd — Monthly	232
	44,762	45,098	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Williams Cos Inc/The — Monthly	(331)
	28,258	25,647	—	9/25/19	Federal Funds Effective Rate US minus 7.25% — Monthly	Win Semiconductors Corp — Monthly	2,603
	26,332	25,524	—	9/25/19	Federal Funds Effective Rate US minus 4.00% — Monthly	Winbond Electronics Corp — Monthly	804
	4,030	3,928	—	9/25/19	Federal Funds Effective Rate US minus 0.88% — Monthly	Wistron Corp — Monthly	102
	81,396	83,509	—	9/25/19	Federal Funds Effective Rate US minus 0.45% — Monthly	Woodside Petroleum Ltd — Monthly	(2,108)
	79,558	79,639	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Woolworths Group Ltd — Monthly	(76)
	6,973	6,580	—	9/27/19	Federal Funds Effective Rate US minus 0.90% — Monthly	Woolworths Holdings Ltd/South Africa — Monthly	394
	6,549	6,416	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Woori Bank — Monthly	134
	78,373	78,576	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Workday Inc — Monthly	(197)
	16,893	17,245	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Worldpay Inc — Monthly	(350)
	85,168	86,940	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Worldpay Inc — Monthly	(1,765)
	74,668	76,646	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Wpx Energy Inc — Monthly	(1,972)
	6,390	6,443	—	1/27/20	Federal Funds Effective Rate US minus 0.40% — Monthly	Wr Grace & Co — Monthly	(53)
	80,283	80,246	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Wyndham Destinations Inc — Monthly	46
	6,171	6,106	—	1/27/20	Federal Funds Effective Rate US minus 0.88% — Monthly	X5 Retail Group Nv Gdr — Monthly	65
	58,101	58,448	—	9/25/19	Federal Funds Effective Rate US minus 0.35% — Monthly	Xcel Energy Inc — Monthly	(830)
	91,697	96,205	—	9/25/19	Federal Funds Effective Rate US minus 1.88% — Monthly	Xero Ltd — Monthly	(4,508)
	77,478	75,887	—	1/27/20	Federal Funds Effective Rate US plus 0.40% — Monthly	Xerox Corp — Monthly	1,601
	8,130	8,304	—	9/25/19	Federal Funds Effective Rate US minus 8.75% — Monthly	Xinjiang Goldwind Science & Technology Co Ltd — Monthly	(177)
	90,094	88,621	—	1/27/20	Federal Funds Effective Rate US minus 0.23% — Monthly	Xpo Logistics Inc — Monthly	1,481
	12,644	12,759	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Yahoo Japan Corp — Monthly	(113)
	55,662	55,634	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Yamaha Corp — Monthly	33
	21,673	20,304	—	9/25/19	Federal Funds Effective Rate US minus 3.13% — Monthly	Yapi Ve Kredi Bankasi As — Monthly	1,368
	61,609	61,623	—	9/25/19	Federal Funds Effective Rate US minus 0.30% — Monthly	Yara International Asa — Monthly	(9)
	54,567	53,466	—	9/26/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Yaskawa Electric Corp — Monthly	1,107
	91,629	94,263	—	9/25/19	Federal Funds Effective Rate US minus 3.38% — Monthly	Zalando Ag — Monthly	(2,643)
	1,950	1,996	—	9/25/19	Federal Funds Effective Rate US minus 18.00% — Monthly	Zhongan Online P&C Insurance Co Ltd — Monthly	(46)
	7,954	8,057	—	9/25/19	Federal Funds Effective Rate US minus 0.40% — Monthly	Zhuzhou Crrc Times Electric Co Ltd — Monthly	(103)
	2,070	2,088	—	9/25/19	Federal Funds Effective Rate US minus 1.00% — Monthly	Zoomlion Heavy Industry Science And Technology Co Ltd — Monthly	(18)
	5,221	3,916	—	9/25/19	Federal Funds Effective Rate US minus 0.50% — Monthly	Zte Corp — Monthly	1,305

Upfront premium received			—			Unrealized appreciation	433,998

Upfront premium (paid)			—			Unrealized (depreciation)	(395,792)

		Total	$—			Total	$38,206

Key to holding's abbreviations
ADR/Adr	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF/Etf	Exchange Traded Fund
GDR/Gdr	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR/Nvdr	Non-voting Depository Receipts
OTC	Over-the-counter
PJSC/Pjsc	Public Joint Stock Company
SPDR/Spdr	S&P Depository Receipts

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from September 21, 2017 (commencement of operations) through May 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $10,875,185.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $6,938,554.
The dates shown on debt obligations are the original maturity dates.

Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to take long or short positions in equity securities.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund did not have a net liability position on open derivative contracts subject to the Master Agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Investment companies	$1,004,124	$—	$—
Short-term investments	—	10,044,344	—

Totals by level	$1,004,124	$10,044,344	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Total return swap contracts	$—	$38,206	$—

Totals by level	$—	$38,206	$—

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Equity contracts	$433,998	$395,792

Total	$433,998	$395,792

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
OTC total return swap contracts (notional)		$56,300,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Investment Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: July 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: July 27, 2018